Loans and other financial assets at amortized cost_Changes in gross carrying amount of other financial assets (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	₩ 8,270,365,000,000	₩ 7,554,590,000,000	₩ 6,771,371,000,000
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Charge off	(2,151,000,000)	(2,506,000,000)	(28,201,000,000)
Disposal	(1,847,000,000)	(2,212,000,000)	(1,645,000,000)
Net increase (decrease)	(813,047,000,000)	703,246,000,000	813,065,000,000
Business combination	78,711,000,000	17,247,000,000
Ending balance	7,532,031,000,000	8,270,365,000,000	7,554,590,000,000
Stage 1
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	8,059,844,000,000	7,454,390,000,000	6,662,335,000,000
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	8,760,000,000	8,036,000,000	7,573,000,000
Transfer to lifetime expected credit losses	(15,305,000,000)	(17,678,000,000)	(11,418,000,000)
Transfer to credit-impaired financial assets	(1,900,000,000)	(952,000,000)	(7,580,000,000)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	(856,008,000,000)	606,457,000,000	803,480,000,000
Business combination	72,035,000,000	9,591,000,000
Ending balance	7,267,426,000,000	8,059,844,000,000	7,454,390,000,000
Stage 2
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	92,647,000,000	28,193,000,000	29,124,000,000
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(8,737,000,000)	(8,019,000,000)	(7,556,000,000)
Transfer to lifetime expected credit losses	15,334,000,000	17,740,000,000	11,734,000,000
Transfer to credit-impaired financial assets	(701,000,000)	(918,000,000)	(1,110,000,000)
Charge off	0	0	0
Disposal	0	0	(5,000,000)
Net increase (decrease)	(26,539,000,000)	55,651,000,000	(3,994,000,000)
Business combination	4,414,000,000	0
Ending balance	76,418,000,000	92,647,000,000	28,193,000,000
Stage 3
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	117,874,000,000	72,007,000,000	79,912,000,000
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(23,000,000)	(17,000,000)	(17,000,000)
Transfer to lifetime expected credit losses	(29,000,000)	(62,000,000)	(316,000,000)
Transfer to credit-impaired financial assets	2,601,000,000	1,870,000,000	8,690,000,000
Charge off	(2,151,000,000)	(2,506,000,000)	(28,201,000,000)
Disposal	(1,847,000,000)	(2,212,000,000)	(1,640,000,000)
Net increase (decrease)	69,500,000,000	41,138,000,000	13,579,000,000
Business combination	2,262,000,000	7,656,000,000
Ending balance	₩ 188,187,000,000	₩ 117,874,000,000	₩ 72,007,000,000